INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	December 31,	December 31,
	2021	2020

Balance, beginning of the year	$492	$975
Additions	-	-
Amortization	(452)	(483)
Balance end of the year	$40	$492